CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement
Share of net income related to joint venture	$ 31,670	$ 46,517
Service fee earned as operators of joint venture	5,747	5,413
General and administrative expenses	(15,286)	(11,100)
Exploration and evaluation expenditures	(2,009)	(1,411)
Income from operations and joint venture	20,122	39,419
Impairment reversal on investment in joint venture	0	7,631
Impairment of exploration and evaluation assets	0	(1,628)
Transaction costs	(378)	0
Finance income	6,255	1,036
Finance expense	(23)	(5,647)
Foreign exchange gain (loss)	109	(2)
Net income and comprehensive income for the year	$ 26,085	$ 40,809
Weighted average number of shares outstanding:
Basic	224,946,412	224,943,453
Diluted	225,176,714	224,947,807
Net income per share:
Basic	$ 0.12	$ 0.18
Diluted	$ 0.12	$ 0.18